Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Comp Table Total for CEO	Comp Actually Paid to CEO (1)	Average Summary Comp Table Total for non-CEO Named Executive Officers (2)	Average Comp Actually Paid to non-CEO Named Executive Officers	Cumberland Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income (Loss) (4) (in thousands)	Company Selected Measure - Adjusted Diluted EBITDA Per Share (5) $
2025	$2,240,710	$979,849	$341,194	$282,098	$134.92	$131.78	$(2,836)	0.19
2024	1,112,734	979,269	315,608	310,121	46.02	61.52	(6,480)	0.01
2023	979,680	952,530	326,890	307,023	34.79	43.06	(6,279)	0.48
2022	583,435	897,497	305,570	281,038	43.69	49.26	(5,571)	0.24
2021	1,533,713	872,629	411,776	354,379	90.68	72.08	(3,508)	0.45

Named Executive Officers, Footnote	In the years of 2025, 2024 and 2023, the other NEOs were Messrs. Anthony, Hamm, Bitterman and Herman. In 2022, the other NEOs were Messrs. Pavliv, Herman, Anthony, Bitterman and Hamm. In 2021, the other NEOs were Messrs. Cearnal, Pavliv, Herman and Hamm.
PEO Total Compensation Amount	$ 2,240,710	$ 1,112,734	$ 979,680	$ 583,435	$ 1,533,713
PEO Actually Paid Compensation Amount	979,849	$ 979,269	$ 952,530	$ 897,497	872,629
Adjustment To PEO Compensation, Footnote		To calculate the compensation "actually paid" to the CEO for 2024 in the Summary Compensation Table ("SCT"), an amount equal to $133,465 was deducted, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation S-K.	To calculate the compensation "actually paid" to the CEO for 2023 in the SCT, deferred compensation of $20,000 was deducted and an amount equal to $7,150 was deducted, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation S-K.	To calculate the compensation "actually paid" to the CEO for 2022, the stock awards value of $51,800 in the SCT was deducted, deferred compensation of $20,000 was deducted and an amount equal to $385,862 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation S-K.
Non-PEO NEO Average Total Compensation Amount	341,194	$ 315,608	$ 326,890	$ 305,570	411,776
Non-PEO NEO Average Compensation Actually Paid Amount	282,098	$ 310,121	$ 307,023	$ 281,038	354,379
Adjustment to Non-PEO NEO Compensation Footnote		To calculate the compensation "actually paid" to the other NEOs for 2024, the average adjustment amounts included an amount equal to $5,487 was deducted, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation S-K.	To calculate the compensation "actually paid" to the other NEOs for 2023, the average adjustment amounts included deferred compensation of $20,000 was deducted and an amount equal to $133 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation S-K.	To calculate the compensation "actually paid" to other the NEOs for 2022, the average adjustment amounts included the stock awards value of $12,950 in the SCT was deducted, deferred compensation of $20,000 was deducted and an amount equal to $8,418 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation S-K.
Total Shareholder Return Amount	134.92	$ 46.02	$ 34.79	$ 43.69	90.68
Peer Group Total Shareholder Return Amount	131.78	61.52	43.06	49.26	72.08
Net Income (Loss)	(2,836,000)	(6,480,000)	(6,279,000)	(5,571,000)	(3,508,000)
Adjusted Diluted EBIDTA Per Share	$ 0.19	$ 0.01	$ 0.48	$ 0.24	$ 0.45
CEO	Mr. Kazimi serves as CEO since 2000.
Net Income explain	Net income (loss) for 2024 includes $0.2 million for a payout earned on company owned insurance policies. Net income (loss) for 2023 includes a $2.8 million refund of FDA fees for the periods of 2023 and 2022, a gain of $0.5 million to settle a manufacturing dispute and a gain of $0.3 million for a payout earned on a company owned insurance policy. Net income (loss) for 2022 includes a gain from an insurance settlement in the amount of $0.6 million. Net income (loss) for 2021 includes income from discontinued operations in the amounts of $1.994 million.
Adjusted EBITDA explain	Adjusted Diluted EBITDA Per Share is calculated using adjusted EBITDA divided by diluted weighted average common shares outstanding. Adjusted EBITDA excludes the impact of (i) income tax expense (benefit), depreciation and amortization, share based compensation, the cost of non-cash cost of goods sold, write-down of expired inventory and interest income and expense.
PEO Year to Year payment analysis
From 2024 to 2025, compensation actually paid to the CEO increased by $580 or 0.1%. Over the same period, the Company’s Total Shareholder Return ("TSR") increased by 193.2%, while adjusted EBITDA per diluted share increased by 2,652.7%. Comparing the operating loss from 2024 to 2025, operating results improved by 56.6%. Some key factors that drove the changes in compensation actually paid to the CEO were an increase in salary.

From 2023 to 2024, compensation actually paid to the CEO increased by $26,739 or 2.8%. Over the same period, the Company’s Total Shareholder Return ("TSR") increased by 32.3%, while adjusted EBITDA per diluted share decreased by 98.0%. Net income (loss) for 2024, includes $0.2 million for a payout earned on company owned insurance policies. Comparing the operating loss from 2023 to 2024, operating results improved by 32.7%. Some key factors that drove the changes in compensation actually paid to the CEO were an increase in salary.
			From 2022 to 2023, compensation actually paid to the CEO increased by $55,033 or 6.1%. Over the same period, the Company’s TSR decreased by 20.4%, while adjusted EBITDA per diluted share increased by 100%. Net income (loss) for 2023, includes a $2.8 million refund of FDA fees for the periods of 2023 and 2022, a gain of $0.5 million to settle a manufacturing dispute and a gain of $0.3 million for a payout earned on a company owned insurance policy. Comparing the operating loss from 2022 to 2023, operating results decreased by 67.5%. Some key factors that drove the changes in compensation actually paid to the CEO were an increase in salary.	From 2021 to 2022, compensation actually paid to the CEO increased by $24,868 or 2.8%. Over the same period, the company’s TSR decreased by 52%, while adjusted EBITDA per diluted share decreased by 47%. Net income (loss) for 2021 includes several one time gains/income including an increase for discontinued operations of $2 million and a gain from the forgiveness of the PPP loan in the amount of $2.2 million. Operating income (loss) excludes the impact of other gains and losses. Comparing the operating loss from 2021 to 2022, operating results improved by 26%. Some key factors that drove the changes in compensation actually paid to the CEO were an increase in salary and deferred compensation.
Non-CEO Year to Year compensation analysis	From 2024 to 2025, compensation actually paid to the other NEOs decreased by $28,023 or 9.0%. Over the same period, the company’s TSR increased by 193.2%, while adjusted EBITDA per diluted share increased by 2,652.7%. Comparing the operating loss from 2024 to 2025, operating results improved by 56.6%. Some key factors that drove the changes in compensation actually paid to the NEO were a decrease in salary to one NEO offset by an increase in salary for the other NEOs.	From 2023 to 2024, compensation actually paid to the other NEOs increased by 3,098 or 1.0%. Over the same period, the company’s TSR increased by 32.3%, while adjusted EBITDA per diluted share decreased by 98.0%. Net income (loss) for 2024, includes $0.2 million for a payout earned on company owned insurance policies. Comparing the operating loss from 2023 to 2024, operating results improved by 32.7%. Some key factors that drove the changes in compensation actually paid to the NEO were an increase in salary.	From 2022 to 2023, compensation actually paid to the other NEOs decreased by $25,985 or 9.0%. Over the same period, the company’s TSR decreased by 20.4%, while adjusted EBITDA per diluted share increased by 100%. Net income (loss) for 2023, includes a $2.8 million refund of FDA fees for the periods of 2023 and 2022, a gain of $0.5 million to settle a manufacturing dispute and a gain of $0.3 million for a payout earned on a company owned insurance policy. Comparing the operating loss from 2022 to 2023, operating results decreased by 67.5%. Some key factors that drove the changes in compensation actually paid to the NEOs were an increase in salary.	From 2021 to 2022, compensation paid to the other NEOs declined by $73,341 or 21%. Over the same period, the company’s TSR decreased by 52%, while adjusted EBITDA per diluted share decreased by 47%. Net income (loss) for 2021 includes several one-time gains/income including an increase for discontinued operations of $2 million and a gain from the forgiveness of the PPP loan in the amount of $2.2 million. Operating income (loss) excludes the impact of other gains and losses. Comparing the operating loss from 2021 to 2022, operating results improved by 26%. Some key factors that drove the decrease in pay during this period were leadership transitions within the NEO group, including a partial year of service by the Executive VP of Sales and Marketing.
comparison of total shareholder return Assumes Initial investment of $100
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